Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 227,142	¥ 212,270
Downward adjustments and impairments	1,843	1,413
Upward adjustments	¥ 8,756	¥ 2,373